Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares iBonds 2027 Term High Yield and Income ETF | iShares iBonds 2027 Term High Yield and Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.12%	7.09%	11.25%	(8.79%)